Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Convertible Securities Fund

Funds of Fidelity Advisor Series I and Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2013

This Statement of Additional Information dated January 29, 2013 is no longer applicable for Fidelity Advisor Strategic Growth Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 51.

The individual fund fee rates for Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, and Fidelity Advisor Growth & Income Fund are 0.30%, 0.20%, and 0.20%, respectively. Based on the average group net assets of the funds advised by FMR for November 2012, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Fidelity Advisor Equity Growth Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Equity Income Fund	0.2565%	+	0.2000%	=	0.4565%
Fidelity Advisor Growth & Income Fund	0.2565%	+	0.2000%	=	0.4565%

The individual fund fee rates for Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Advisor Value Strategies Fund, and Fidelity Convertible Securities Fund are 0.30%, 0.30%, 0.30%, 0.30%, 0.45%, 0.30%, 0.30%, 0.30%, and 0.20%, respectively. Based on the average group net assets of the funds advised by FMR for November 2012, each fund's annual basic fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Basic Fee Rate
Fidelity Advisor Dividend Growth Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Equity Value Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Growth Opportunities Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Large Cap Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Small Cap Fund	0.2565%	+	0.4500%	=	0.7065%
Fidelity Advisor Stock Selector Mid Cap Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Strategic Growth Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Advisor Value Strategies Fund	0.2565%	+	0.3000%	=	0.5565%
Fidelity Convertible Securities Fund	0.2565%	+	0.2000%	=	0.4565%
ACOM11B-13-02  June 21, 2013
1.739097.149